Cover	May 25, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 25, 2021
Entity Registrant Name	Merck & Co., Inc.
Entity Incorporation, State or Country Code	NJ
Entity File Number	1-6571
Entity Tax Identification Number	22-1918501
Entity Address, Address Line One	2000 Galloping Hill Road
Entity Address, City or Town	Kenilworth
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07033
City Area Code	908
Local Phone Number	740-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock ($0.50 par value)
Trading Symbol	MRK
Security Exchange Name	NYSE
Entity Central Index Key	0000310158
Amendment Flag	false
1.125% Notes due 2021
Document Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2021
Trading Symbol	MRK/21
Security Exchange Name	NYSE
0.500% Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	0.500% Notes due 2024
Trading Symbol	MRK 24
Security Exchange Name	NYSE
1.875% Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2026
Trading Symbol	MRK/26
Security Exchange Name	NYSE
2.500% Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	2.500% Notes due 2034
Trading Symbol	MRK/34
Security Exchange Name	NYSE
1.375% Notes due 2036
Document Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2036
Trading Symbol	MRK 36A
Security Exchange Name	NYSE